Average Annual Total Returns{- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2010 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0201 Past 1 year	F0201 Past 5 years	F0201 Past 10 years
Total	4.25%	6.47%	5.54%	2.53%	4.67%	4.00%	3.18%	4.60%	3.93%	6.45%	6.70%	5.52%	8.69%	6.91%	5.36%	10.87%	7.99%	6.43%	10.91%		9.10%	[1]	Oct. 02, 2018	7.51%	4.44%	3.84%	10.42%	7.76%	6.88%

[1]	(a)Since inception October 2, 2018.